Fees and Commissions (Details) - Schedule of fees and commission - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fee and commission income
Fees and commissions for prepayments	$ 11,348	$ 16,266	$ 15,943
Fees and commissions of loans with credit lines	233	311	404
Fees and commissions for lines of credits and overdrafts	8,766	7,602	7,428
Fees and commissions for guarantees and letters of credit	35,935	39,010	36,277
Fees and commissions for card services	352,448	273,641	196,308
Fees and commissions for management of accounts	52,226	39,581	34,825
Fees and commissions for collections and payments	54,060	26,871	23,242
Fees and commissions for intermediation and management of securities	10,019	10,750	11,272
Insurance brokerage fees	52,568	43,898	39,764
Fees and commissions for factoring operations services	1,829	1,223	1,432
Fees and commissions for securitizations	45	29	57
Fees and commissions for financial advice	9,362	14,332	7,574
Office banking	21,771	17,823	15,119
Fees for other services rendered	56,543	49,178	44,072
Other fees earned	61,910	54,666	33,792
Total	729,063	595,181	467,509
Fee and commission expense
Compensation for card operation	105,695	76,418	48,814
Commissions for licence for use brands	7,360	5,570	5,241
Commissions for services linked to the credit card and prepaid cards	11,458	10,083	9,102
Commissions for obligations of loyalty programmes and merits for card customers	95,946	81,734	64,795
Fees and commissions for securities transactions	8,551	8,001	5,955
Office banking	2,382	2,115	2,078
Interbank services	47,428	34,143	24,957
Other fees	42,974	27,789	22,942
Total	321,794	245,853	183,884
Net fees and commissions income	$ 407,269	$ 349,328	$ 283,625